SEGMENT INFORMATION (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥) segment	Dec. 31, 2023 CNY (¥)
Long-lived Assets
Number of operating segments | segment	1
Design, build-out and operation of data centers
Long-lived Assets
Long-lived assets	¥ 45,900,429	¥ 46,119,824
Design, build-out and operation of data centers | PRC
Long-lived Assets
Long-lived assets	45,108,954	45,315,466
Design, build-out and operation of data centers | Hong Kong SAR
Long-lived Assets
Long-lived assets	786,390	804,272
Design, build-out and operation of data centers | Others
Long-lived Assets
Long-lived assets	¥ 5,085	¥ 86